Summary of Significant Accounting Policies - Distributions From Tax Perspective (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Return of capital (percent)	63.10%	70.40%	51.70%
Ordinary dividend income (percent)	36.90%	29.60%	48.30%
Total distribution (percent)	100.00%	100.00%	100.00%
Return of capital (usd per share)	$ 0.45	$ 0.50	$ 0.37
Ordinary dividend income (usd per share)	0.26	0.21	0.34
Total distribution (usd per share)	$ 0.71	$ 0.71	$ 0.71